OTHER RECEIVABLES AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Accounts Receivables Abstract
Schedule of Other Receivables and Prepaid Expenses

	December 31,
	2021	2020

Government authorities	$275	$207
Grant receivables	-	643
Patent cost reimbursement	603	1,078
Accrued bank interests	7	18
Prepaid expenses	1,681	1,308
Restricted cash	77	47
Other	8	71

	$2,651	$3,372